Submission	Oct. 27, 2025
Submission [Line Items]
Central Index Key	0001871890
Registrant Name	Galaxy Enterprises Inc. /WY/
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A